Significant accounting estimates and assumptions	12 Months Ended
Dec. 31, 2023
Significant accounting estimates and assumptions
Significant accounting estimates and assumptions

3.          Significant accounting estimates and assumptions

The preparation of the Company’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods. Accounting estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are recognized prospectively.

Other disclosures relating to the Company’s exposure to risks and uncertainties includes:

●	Capital management — Note 8
●	Financial instruments risk management and policies — Note 6.4
●	Sensitivity analyses disclosures — Note 6.4.1

Estimates and assumptions:

The key assumptions about the future and other key sources of estimated uncertainty as of the reporting date that include a significant risk of a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Company based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances that arise and that are beyond the Company’s control. Such changes are reflected in the assumptions where they occur.

a)          Impairment of non-financial assets

Impairment exists when the carrying value of an asset or cash generating unit (“CGU”) or group of CGUs exceeds its recoverable amount, defined as the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation is based on data available from binding sales transactions, conducted at arm’s length, for similar assets or observable market prices less incremental costs of disposing of the asset. The value in use calculation is based on a discounted cash flow model (“DCF” model). The cash flows are derived from the budget for the next five years and do not include restructuring activities to which the Company has not yet committed or significant future investments that will enhance the performance of the assets of the CGU being tested. The recoverable amount is sensitive to the discount rate used for the DCF model as well as to expected future cash- inflows and the growth rate used for extrapolation purposes.

These estimates are most relevant to goodwill and indefinite lived intangible assets recognized by the Company. The key assumptions used to determine the recoverable amount for each CGU, including a sensitivity analysis, are disclosed and further explained in Note 14.

b)          Fair value measurement of financial instruments

When the fair values of financial assets and financial liabilities recorded in the statement of financial position cannot be measured based on quoted prices in active markets, their fair value is measured using valuation techniques. The inputs into these models are taken from observable markets where possible, but where this is not feasible, a degree of judgement is required to estimate fair values. Judgements include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions relating to these factors could affect the reported fair value of financial instruments. See Note 6 for further disclosures.

c)          Credit losses on trade receivables

The Company recognizes an allowance for expected credit losses (ECLs) for trade receivables applying a simplified approach in calculating ECLs. As a result, the Company does not track changes in credit risk, but rather recognizes an allowance for doubtful accounts based on lifetime ECLs at each reporting date. The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. The Company considers a trade receivable to be in default when contractual payments are 365 days past due. In certain cases, however, the Company may also consider a financial asset to be in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Company. A trade receivable is written off when there is no reasonable expectation of recovering the contractual cash flows. The information about the allowance for expected credit losses is disclosed in Note 8.

d)      Provision for contingencies

The Company is party to proceedings at judicial and administrative levels, as disclosed in Note 20. The provision for legal proceedings is set up for all proceedings assessed as probable losses. The likelihood of loss is assessed based on available evidence, the hierarchy of laws, case law, most recent court decisions and their relevance within the legal system, and the assessment made by the outside legal counsel. Provisions are reviewed and adjusted to take into account changes in circumstances, such as statute of limitations, additional exposures identified based on new matters or court decisions.

e)      Lease term of contracts with renewal options

The Company determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The Company has the option, under some of its leases to lease the assets for additional terms. The Company applies judgement in evaluating whether it is reasonably certain to exercise the option to renew. That is, it considers all relevant factors that create an economic incentive for it to exercise the renewal. After the commencement date, the Company reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy).

f)      Incremental lease rate

The Company is unable to determine the implicit discount rate to be applied to its lease agreements. Therefore, the incremental rate on the lessee’s loan is used to calculate the present value of the lease liabilities at the initial registration of the lease.

The lessee’s incremental loan rate is the interest rate that the lessee would have to pay when borrowing funds for the acquisition of an asset similar to the asset object of the lease, for a similar term and with a similar guarantee, the funds required to obtain the asset with a value similar to the right of use asset in a similar economic environment.

Obtaining this rate involves a high degree of judgment and should be a function of the lessee’s credit risk, the term of the lease, the nature and quality of the collateral offered and the economic environment in which the transaction takes place. The rate calculation process preferably uses readily observable information from which to make the necessary adjustments to arrive at its incremental lending rate.

The IFRS 16 allows the incremental rate to be determined for a grouping of contracts, since this choice is associated with the validation that the grouped contracts have similar characteristics.

The Company has adopted the aforementioned practical method of determining groupings for its scope lease agreements as it understands that the effects of their application do not materially differ from the application to individual leases. The size and composition of the portfolios were defined according to the following assumptions: (a) assets of a similar nature and (b) remaining maturities with respect to the similar initial application date.

g)      Share-based compensation

Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model and underlying assumptions, which depends on the terms and conditions of the grant and the information available at the grant date and at each reporting period, for the liability portion on cash-settled transactions.

The Company uses certain methodologies to estimate fair value which include the following:

●	estimation of fair value based on equity transactions with third parties close to the grant date;
●	other valuation techniques including option pricing models such as Black-Scholes.

These estimates also require determination of the most appropriate inputs to the valuation models including assumptions regarding the expected life of a share option, expected volatility of the price of the Company’s shares and expected dividend yield.